Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2016
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 14, 2017
Document Effective Date	dei_DocumentEffectiveDate	Nov. 15, 2017
Prospectus Date	rr_ProspectusDate	Nov. 15, 2017
MainStay Candriam Emerging Markets Equity Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCYAX
MainStay Candriam Emerging Markets Equity Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCYVX
MainStay Candriam Emerging Markets Equity Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCYCX
MainStay Candriam Emerging Markets Equity Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCYIX
MainStay Candriam Emerging Markets Equity Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCYSX
MainStay Candriam Emerging Markets Equity Fund (Prospectus Summary) | MainStay Candriam Emerging Markets Equity Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCYTX